Convertible Notes and Convertible Note - Related Party	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes and Convertible Note - Related Party

Note 8 - Convertible Notes and Convertible Note – Related Party

Convertible Notes

During the period from June 15, 2017 through December 7, 2017, the Company issued senior secured convertible promissory notes aggregating $2,750,500. The Company incurred cash offering costs of $186,100 (including $129,030 of placement agent fees) resulting in net cash proceeds of $2,564,400. The notes, as amended on December 29, 2017 (the “2017 Convertible Notes”), matured on February 28, 2018, and bore interest at 15% per annum. The 2017 Convertible Notes included warrants exercisable for the number of shares of common stock equal to 75% of the total shares issuable upon the conversion of the related 2017 Convertible Note, at a price equal to the lesser of (i) $14.40 per share or (ii) 120% of the 2017 Conversion Price. In connection with the sale of the 2017 Convertible Notes, the Company issued five-year warrants to the placement agent for the financing for the purchase of 15,339 shares of common stock at an exercise price of $15.84 per share (see Note 14 to the Financial Statements – Warrants). The fair value of the conversion option and warrants issued in connection with the 2017 Convertible Notes had an issuance date fair value of $1,175,668 and $397,211, respectively, and the aggregate of $1,572,879 was recorded as a debt discount and a derivative liability.

From January 5, 2018 through January 16, 2018, the Company issued senior secured convertible notes (the “2018 Convertible Notes”) in the aggregate amount of $2,897,500. The Company incurred cash offering costs of $293,750 (including $289,750 of placement agent fees) resulting in net cash proceeds of $2,603,750. The 2018 Convertible Notes bore interest at 15% per annum and were due on February 28, 2018 (the “Maturity Date”). The 2018 Convertible Notes include five-year warrants exercisable for the number of common stock equal to 50% of the total shares issuable upon the conversion of the 2018 Convertible Note, at a price equal to the lesser of (i) $14.40 per share or (ii) 120% of the 2018 Conversion price. In connection with the sale of the 2018 Convertible Notes, the Company agreed to issue a five-year warrant to the placement agent for the financing for the purchase of 24,146 shares of common stock, exercisable at a price equal to the 110% of the greater of (i) the price at which the securities are issued, or (ii) the exercise price of the debt holder warrants. The fair value of the conversion option and the warrants issued in connection with the 2018 Convertible Notes had an issuance date fair value of $1,239,510 and $1,046,763, respectively, and the aggregate of $2,286,273 was recorded as a debt discount and a derivative liability.

The 2017 Convertible Notes and the 2018 Convertible Notes are referred to herein together as the “Convertible Notes”.

On February 28, 2018, the Convertible Notes were amended such that the maturity date was extended to May 15, 2018, the 2017 Convertible Note warrants became exercisable for the number of shares of common stock equal to 100% of the total shares issuable upon the conversion of the 2017 Convertible Notes and the 2018 Convertible Note Warrants become exercisable for the number of shares of common stock equal to 75% of the total shares issuable upon the conversion on the 2018 Convertible Notes. The amendment of the Convertible Notes was deemed to be a debt extinguishment and, as a result, during the years ended December 31, 2018, the Company recognized a $1,524,791 gain on extinguishment of convertible notes payable within the accompanying statement of operations consisting of the extinguishment of $2,420,390 of derivative liabilities associated with the embedded conversion option of the extinguished Convertible Notes, partially offset by the issue date fair value of additional warrants issued (deemed to be a derivative liability) in the amount of $895,599. Additionally, the embedded conversion option within the re-issued Convertible Notes was deemed to be a derivative liability and the relative fair value was recorded as a discount in the amount of $2,413,079.

On June 4, 2018, principal and interest of $10,000 and $267, respectively, were paid in cash and all remaining principal and accrued interest balances of the Convertible Notes were automatically converted into 1,650,537 shares of common stock upon the closing of the IPO at a conversion price of $3.50 per share. The conversion of the Convertible Notes was deemed to be a debt extinguishment and, as a result, the Company recognized a $43,474 loss on extinguishment of convertible notes payable within the accompanying statement of operations consisting of the fair value of the common stock issued upon the conversion of the Convertible Notes of $8,252,685, less the extinguishment of $5,743,391 of principal and interest converted and $2,465,820 of derivative liabilities associated with the embedded conversion option of the extinguished Convertible Notes.

Interest expense incurred in connection with the Convertible Notes was $305,452 and $172,800 during the years ended December 31, 2018 and 2017, respectively.

Convertible Note – Related Party

On June 30, 2015, the Company entered into a loan agreement with its then-majority (78%) common stock shareholder, (the “2015 Note”). The 2015 Note had a maximum borrowing capacity of $2,200,000 and bore interest at 3% per annum. On April 1, 2016, the 2015 Note was amended such that the 2015 Note became convertible into shares of common stock at the option of the lender at a conversion price of $10.00 per share. During the years ended December 31, 2018 and 2017, the Company borrowed $0 and $311,000, respectively, under the 2015 Note. On April 26, 2018, the outstanding principal balance and accrued interest of the 2015 Note was converted into 120,405 shares of common stock at a conversion price of $4.30 per share. The Company incurred interest expense related to the 2015 Note of $4,613 and $13,886 during the years ended December 31, 2018 and 2017, respectively.